RELATED PARTIES	6 Months Ended
Jun. 30, 2025
RELATED PARTIES
RELATED PARTIES

NOTE 9: — RELATED PARTIES

a.	Related parties consist of 8 directors (including the CEO) serving or who served for a period of time during the six months ended June 30, 2025 on the Company’s Board of Directors and 7 key officers (including the CEO).
b.	Benefits to directors:

	For the period of
	six months ended
	June 30,
	2025	2024
	(unaudited)	(unaudited)

Compensation to directors not employed by the Group or on its behalf	$45	$30
Share-based payments to directors not employed by the Group or on its behalf	64	51
	$109	$81
Number of directors who received the above compensation from the Group	5	4

c.	Compensation of key management personnel of the Group recognized as an expense during the reporting period:

	For the period of
	six months ended
	June 30,
	2025	2024
	(unaudited)	(unaudited)
Short-term employee benefits	$698	$826
Share-based payments	369	574
Post-employment benefits	—	18
	$1,067	$1,418
Number of key officers	7	7

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